Financial Assets at Fair Value - Summary of Movement of Other Investment (Parenthetical) (Details) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Disclosure Of Other Investments Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Acquisition of minority stake	¥ 217
Entertainment and Media Company [Member]
Disclosure Of Other Investments Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Acquisition of minority stake	160
Music Related Media Projects [Member]
Disclosure Of Other Investments Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Investment in minority interest	¥ 116